Contractual obligations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Contractual Obligations
Balance at the beginning of the year		$ 147,232	$ 166,025
Revenues recognition upon ore delivery		(31,438)	(45,309)
Remeasurement adjustment	[1]	10,565	19,580
Accretion for the year		5,801	6,936
Balance at the end of year		132,160	147,232
Current		26,188	33,156
Non-current		$ 105,972	$ 114,076

[1]	In September 2022, the Company recognized a remeasurement adjustment in its contractual obligations of silver streaming with a corresponding reduction in revenues for an amount of USD 10,565 and an increase in accretion for an amount of USD 1,041 (September 30, 2021: USD 19,312 and USD 1,658, respectively), given the higher long-term prices and the updated mine plan for its Cerro Lindo Mining Unit. According to the Company’s silver streaming accounting policy, prices and changes in the LOM given an update in mine plans are variable considerations and then, the recognized income under the streaming agreement should be adjusted to reflect the updated variables.